Geological and geophysical expenses	12 Months Ended
Dec. 31, 2024
Geological and geophysical expenses
Geological and geophysical expenses

Note 12     Geological and geophysical expenses

Amounts in US$ ‘000	2024	2023	2022
Staff costs (Note 11)	8,971	7,879	7,097
Share-based payment (Note 11)	474	528	393
Communication and IT costs	2,624	2,139	1,743
Consultant fees	1,385	1,373	917
Allocation to capitalized project	(1,371)	(1,254)	(416)
Other services	512	527	795
	12,595	11,192	10,529